LONG-TERM DEBT (Details 3) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2014
Finansbank and Finans Leasing
Summary Of Outstanding Other Debt Details Textual [Line Items]
Other fixed debt in EUR	€ 112
Other floating debt in EUR	90
Fixed rate borrowings	271
Floating rate borrowings	206
Other fixed debt in TRY	63
Other fixed debt in USD	96
Other floating debt in USD	116
NBG Pangaea REIC
Summary Of Outstanding Other Debt Details Textual [Line Items]
Floating rate borrowings	40
Banca of Romanesca
Summary Of Outstanding Other Debt Details Textual [Line Items]
Fixed rate borrowings	2
Stopanska Banka
Summary Of Outstanding Other Debt Details Textual [Line Items]
Other fixed debt in EUR	11
Fixed rate borrowings	13
Floating rate borrowings	2
Other fixed debt in EUR and MKD	2
Other floating debt in EUR and MKD	€ 2